FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,400	$ 7,686	$ 9,300	$ 4,215
Restricted cash	84	97
Trade accounts receivable and other	3,375	3,661
Inventories	16,501	18,759
Prepaid expenses and other current assets	3,022	3,037
Total current assets	29,382	33,240
Non-current assets:
Goodwill and intangible assets	4,453	5,102
Property, plant and equipment	33,311	33,656
Carrying amount of interests in associates and joint ventures	11,420	10,078
Other investments	299	513
Deferred tax assets	8,942	9,469
Other assets	1,578	1,859
Total non-current assets	60,003	60,677
Total assets	89,385	93,917
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	2,312
Trade accounts payable and other	12,921	13,605
Short-term provisions	938	588
Accrued expenses and other liabilities	4,738	4,967
Income tax liabilities	480	297
Total current liabilities	21,825	21,769
Non-current liabilities:
Long-term debt, net of current portion	8,815	8,369
Deferred tax liabilities	2,338	2,432
Deferred employee benefits	2,338	2,741
Long-term provisions	1,361	1,477	1,306
Other long-term obligations	1,422	1,061
Total non-current liabilities	16,274	16,080
Equity:
Equity attributable to the equity holders of the parent	49,223	53,961
Non-controlling interests	2,063	2,107
Total equity	51,286	56,068	$ 55,590	$ 51,344
Total liabilities and equity	89,385	93,917
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	906	561
Accrued expenses and other liabilities	773	892
Income tax liabilities	480	297
Total current liabilities	2,159	1,750
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,338	2,432
Deferred employee benefits	2,338	2,741
Long-term provisions	1,359	1,477
Other long-term obligations	322	439
Total non-current liabilities	6,357	7,089
Equity:
Equity attributable to the equity holders of the parent	49,223	53,961
Non-controlling interests	2,063	2,107
Total equity	51,286	56,068
Total liabilities and equity	59,802	64,907
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	2,312
Trade accounts payable and other	12,921	13,605
Short-term provisions	32	27
Accrued expenses and other liabilities	3,638	3,715
Income tax liabilities	0	0
Total current liabilities	19,339	19,659
Non-current liabilities:
Long-term debt, net of current portion	8,815	8,369
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	2	0
Other long-term obligations	757	546
Total non-current liabilities	9,574	8,915
Equity:
Total liabilities and equity	28,913	28,574
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	327	360
Income tax liabilities	0	0
Total current liabilities	327	360
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	343	76
Total non-current liabilities	343	76
Equity:
Total liabilities and equity	670	436
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	16,501	18,759
Prepaid expenses and other current assets	1,292	1,304
Total current assets	17,793	20,063
Non-current assets:
Goodwill and intangible assets	4,453	5,102
Property, plant and equipment	33,237	33,592
Carrying amount of interests in associates and joint ventures	11,420	10,078
Other investments	0	0
Deferred tax assets	8,942	9,469
Other assets	445	465
Total non-current assets	58,497	58,706
Total assets	76,290	78,769
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	6,400	7,686
Restricted cash	84	97
Trade accounts receivable and other	3,151	3,491
Inventories	0	0
Prepaid expenses and other current assets	1,425	1,090
Total current assets	11,060	12,364
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	864	1,095
Total non-current assets	864	1,095
Total assets	11,924	13,459
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	74	64
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	136	136
Total non-current assets	210	200
Total assets	210	200
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	224	170
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	224	170
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	299	513
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	299	513
Total assets	523	683
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	305	643
Total current assets	305	643
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	133	163
Total non-current assets	133	163
Total assets	$ 438	$ 806